UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                     GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Third Quarter Report — September 30, 2016	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 1.9% compared with increases of 4.8% and 4.9% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since Inception (2/3/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	1.87%	7.24%	5.28%	1.89%	4.12%	4.37%
Bank of America Merrill Lynch Global 300 Convertible Index	4.84	9.28	10.11	6.05	6.11	N/A	(d)
MSCI World Index	4.87	11.36	11.63	4.47	6.29	6.34	(e)
Lipper Convertible Securities Fund Average	6.11	8.58	9.69	5.97	6.80	7.30
Class A (GAGAX)	1.91	7.17	5.27	1.91	4.13	4.40
With sales charge (b)	(3.95)	1.01	4.03	1.31	3.72	4.12
Class C (GACCX)	1.74	6.34	3.81	0.77	3.12	3.71
With contingent deferred sales charge (c)	0.74	5.34	3.81	0.77	3.12	3.71
Class I (GAGIX)	1.95	7.41	5.54	2.11	4.26	4.47

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.75%, 1.75%, 2.50%, and 1.50%, respectively, and effective October 1, 2016 the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.75%, 1.75%, 2.50%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 4.9%
	Automotive — 1.7%
	Navistar International Corp., Sub. Deb.
$ 450,000	4.500%, 10/15/18	$430,313
300,000	4.750%, 04/15/19	281,437

		711,750

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	0

	Building and Construction — 0.5%
250,000	Layne Christensen Co., 4.250%, 11/15/18	221,719

	Computer Software and Services — 0.4%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	133,751
10,000	VeriSign Inc., STEP, 4.485%, 08/15/37	22,969

		156,720

	Consumer Services — 0.2%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	72,250

	Diversified Industrial — 1.5%
150,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	293,063
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	361,875

		654,938

	Metals and Mining — 0.6%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	273,125

	TOTAL CONVERTIBLE CORPORATE BONDS	2,090,502

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	13,750

Shares
	COMMON STOCKS — 76.3%
	Agriculture — 0.2%
1,000	Syngenta AG, ADR	87,600

	Automotive — 0.5%
7,000	General Motors Co.	222,390

	Automotive: Parts and Accessories — 1.3%
17,000	Dana Inc.	265,030
4,000	Federal-Mogul Holdings Corp.†	38,440
1,200	Genuine Parts Co.	120,540

Shares		Market Value

2,000	Visteon Corp.	$143,320

		567,330

	Building and Construction — 1.3%
500	Chofu Seisakusho Co. Ltd.	13,017
11,700	Herc Holdings Inc.†	394,290
2,865	Johnson Controls International plc	133,308

		540,615

	Cable and Satellite — 2.4%
20,000	Rogers Communications Inc., Cl. B	848,400
17,000	Sky plc	196,988

		1,045,388

	Computer Software and Services — 5.9%
30,000	Fleetmatics Group plc†	1,799,400
19,000	Global Sources Ltd.†	161,120
3,000	LinkedIn Corp., Cl. A†	573,360

		2,533,880

	Consumer Products — 2.7%
2,000	Eastman Kodak Co.†	30,000
7,934	Hunter Douglas NV	439,129
2,000	L’Oreal SA	377,672
1,500	Salvatore Ferragamo SpA	38,082
4,500	Svenska Cellulosa AB, Cl. A	133,655
5,000	Unicharm Corp.	128,618

		1,147,156

	Consumer Services — 0.5%
4,000	gategroup Holding AG†	217,231

	Diversified Industrial — 3.7%
9,000	Ampco-Pittsburgh Corp.	99,810
7,000	General Electric Co.	207,340
7,500	Jardine Matheson Holdings Ltd.	454,575
16,000	Jardine Strategic Holdings Ltd.	523,200
16,000	Myers Industries Inc.	207,840
2,075	Textron Inc.	82,481

		1,575,246

	Electronics — 5.2%
1,000	Agilent Technologies Inc.	47,090
38,000	Sony Corp.	1,234,002
28,000	Sony Corp., ADR	929,880

		2,210,972

	Energy and Energy Services — 0.7%
6,000	BP plc, ADR	210,960
14,000	Weatherford International plc†	78,680

		289,640

	Energy and Utilities — 2.3%
3,000	National Fuel Gas Co.	162,210
6,000	National Grid plc, ADR	426,660
11,803	Royal Dutch Shell plc, Cl. B	305,511

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
1,000	Severn Trent plc	$32,468
2,000	The Empire District Electric Co.	68,280

		995,129

	Entertainment — 0.8%
6,000	Discovery Communications Inc., Cl. A†	161,520
4,028	International Game Technology plc	98,203
15,000	ITV plc	36,396
3,000	Vivendi SA	60,493

		356,612

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	111,000
6,000	Mueller Industries Inc.	194,520

		305,520

	Financial Services — 11.6%
1,000	American Express Co.	64,040
8,000	American International Group Inc.	474,720
3	Berkshire Hathaway Inc., Cl. A†	648,660
15,000	Citigroup Inc.	708,450
6,000	Comerica Inc.	283,920
11,000	Deutsche Bank AG†	143,990
4,000	Exor SpA	161,988
22,000	FinecoBank Banca Fineco SpA	127,400
35,000	GAM Holding AG	334,328
10,000	H&R Block Inc.	231,500
2,000	Julius Baer Group Ltd.	81,379
16,000	Kinnevik AB, Cl. A	445,004
3,500	Legg Mason Inc.	117,180
5,000	Morgan Stanley	160,300
2,200	T. Rowe Price Group Inc.	146,300
10,000	The Bank of New York Mellon Corp.	398,800
1,500	The PNC Financial Services Group Inc.	135,135
1,500	UBS Group AG	20,430
1,000	W. R. Berkley Corp.	57,760
5,000	Wells Fargo & Co.	221,400

		4,962,684

	Food and Beverage — 20.2%
7,000	Chr. Hansen Holding A/S	416,120
6,000	Danone SA	445,186
65,000	Davide Campari-Milano SpA	732,372
5,000	Diageo plc	143,256
4,800	Diageo plc, ADR	556,992
2,500	General Mills Inc.	159,700
2,000	Heineken NV	175,940
2,500	Kellogg Co.	193,675
4,000	Kerry Group plc, Cl. A	329,098
6,000	Kikkoman Corp.	190,523
13,000	Maple Leaf Foods Inc., Toronto	298,357
500	McCormick & Co. Inc., Cl. V	50,080

Shares		Market Value

1,500	McCormick & Co. Inc., Non-Voting	$149,880
15,500	Nestlé SA	1,221,333
3,200	Pernod Ricard SA	378,706
14,000	Remy Cointreau SA	1,194,778
3,500	SABMiller plc	203,916
1,000	The Kraft Heinz Co.	89,510
30,000	The WhiteWave Foods Co.†	1,632,900
400,000	Yashili International Holdings Ltd.	88,701

		8,651,023

	Health Care — 2.2%
200	Becton, Dickinson and Co.	35,946
3,500	Bristol-Myers Squibb Co.	188,720
1,800	ICU Medical Inc.†	227,484
1,000	Patterson Companies Inc.	45,940
8,000	Pfizer Inc.	270,960
5,000	Roche Holding AG, ADR	154,850

		923,900

	Hotels and Gaming — 1.1%
237,500	Mandarin Oriental International Ltd.	309,937
180,000	The Hongkong & Shanghai Hotels Ltd.	178,691

		488,628

	Machinery — 1.1%
35,000	CNH Industrial NV	250,452
33,000	CNH Industrial NV	238,260

		488,712

	Publishing — 1.5%
39,000	The E.W. Scripps Co., Cl. A†	620,100

	Retail — 0.9%
5,000	J.C. Penney Co. Inc.†	46,100
4,000	Macy’s Inc.	148,200
2,200	Walgreens Boots Alliance Inc.	177,364

		371,664

	Specialty Chemicals — 2.4%
700	Ashland Global Holdings Inc.	81,165
1,500	Chemtura Corp.†	49,215
500	E. I. du Pont de Nemours and Co.	33,485
1,631	Hawkins Inc.	70,671
5,600	International Flavors & Fragrances Inc.	800,632
200	The Chemours Co.	3,200

		1,038,368

	Telecommunications — 5.5%
500	CenturyLink Inc.	13,715
20,000	Cincinnati Bell Inc.†	81,600
7,000	Harris Corp.	641,270
50,000	Koninklijke KPN NV	165,976
60,000	Pharol SGPS SA, ADR	15,600
2,000	Proximus SA	59,729
27,000	Sistema JSFC, GDR	200,340

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
54,000	Telefonica Deutschland Holding AG	$217,228
3,300	Verizon Communications Inc.	171,534
27,000	Vodafone Group plc, ADR	787,050

		2,354,042

	Wireless Communications — 1.6%
13,000	Millicom International Cellular SA, SDR	674,337

	TOTAL COMMON STOCKS	32,668,167

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 18.8%
$ 8,075,000	U.S. Treasury Bills, 0.075% to 0.446%††, 10/06/16 to 03/09/17	8,068,695

	TOTAL INVESTMENTS — 100.0% (Cost $40,961,268)	$42,841,114

Market Value

Aggregate tax cost	$40,992,438

Gross unrealized appreciation	$4,226,190
Gross unrealized depreciation	(2,377,514)

Net unrealized appreciation/depreciation	$1,848,676

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of the Rule 144A security amounted to $361,875 or 0.84% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
JSFC	Joint Stock Financial Corporation
STEP	Step coupon security. The rate disclosed is that in effect at September 30, 2016.

Geographic Diversification	% of Market Value	Market Value
United States	53.5%	$22,933,618
Europe	33.0	14,109,344
Japan	5.8	2,496,041
Latin America	4.6	1,976,662
Canada	2.7	1,146,758
Asia/Pacific	0.4	178,691
	100.0%	$42,841,114

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$32,668,167	—	—	$32,668,167
Convertible Corporate Bonds (a)	—	$ 2,090,502	$ 0	2,090,502
Corporate Bonds (a)		13,750	—	13,750
U.S. Government Obligations	—	8,068,695	—	8,068,695

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$32,668,167	$10,172,947	$ 0	$42,841,114

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME
AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q316QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 4.6% compared with an increase of 5.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since Inception (2/7/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GICPX)	4.57%	8.82%	13.15%	6.02%	6.93%	8.42%
MSCI AC World Index	5.30	11.96	10.63	4.34	6.47	6.24(d)
Lipper Global Large-Cap Growth Fund Classification	5.36	10.41	11.32	5.21	6.49	7.02
Class A (GGGAX)	4.57	8.84	13.17	6.02	6.94	8.43
With sales charge (b)	(1.45)	2.58	11.83	5.40	6.52	8.15
Class C (GGGCX)	4.38	8.02	12.31	5.23	6.13	7.83
With contingent deferred sales charge (c)	3.38	7.02	12.31	5.23	6.13	7.83
Class I (GGGIX)	4.77	9.64	13.66	6.37	7.17	8.58

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 1.68%, 1.68%, 2.43%, and 1.43%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.68%, 1.68%, 2.43%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.4%
	INFORMATION TECHNOLOGY — 24.6%
16,900	Adobe Systems Inc.†	$1,834,326
810	Alphabet Inc., Cl. A†	651,289
2,701	Alphabet Inc., Cl. C†	2,099,460
13,510	Apple Inc.	1,527,306
23,300	Facebook Inc., Cl. A†	2,988,691
5,700	Fiserv Inc.†	566,979
2,900	Keyence Corp.	2,124,800
8,600	MasterCard Inc., Cl. A.	875,222
41,700	Microsoft Corp.	2,401,920
2,600	Palo Alto Networks Inc.†	414,258
15,000	Sabre Corp.	422,700
5,300	salesforce.com Inc.†	378,049
60,200	Tencent Holdings Ltd.	1,673,683
5,600	Texas Instruments Inc.	393,008
17,000	Visa Inc., Cl. A	1,405,900

		19,757,591

	CONSUMER DISCRETIONARY — 24.0%
2,890	Amazon.com Inc.†	2,419,826
600	AutoZone Inc.†	461,004
10,700	CBS Corp., Cl. B, Non-Voting	585,718
1,440	Chipotle Mexican Grill Inc.†	609,840
2,000	Christian Dior SE	358,695
18,600	Comcast Corp., Cl. A	1,233,924
3,114	Compagnie Financiere Richemont SA	189,915
17,800	Fuji Heavy Industries Ltd.	667,847
448,000	ITV plc	1,086,718
49,800	Liberty Global plc, Cl. A†	1,702,164
6,000	Lululemon Athletica Inc.†	365,880
16,600	Luxottica Group SpA	792,872
4,900	LVMH Moet Hennessy Louis Vuitton SE	835,508
8,500	NIKE Inc., Cl. B	447,525
1,000	O’Reilly Automotive Inc.†	280,110
11,900	ProSiebenSat.1 Media SE	510,217
7,000	Shake Shack Inc., Cl. A†	242,690
13,300	Starbucks Corp.	720,062
7,000	The Home Depot Inc.	900,760
240	The Priceline Group Inc.†	353,158
14,500	The Swatch Group AG	807,349
5,000	The TJX Companies Inc.	373,900
5,600	The Walt Disney Co.	520,016
15,100	Time Warner Inc.	1,202,111
12,100	Twenty-First Century Fox Inc., Cl. A	293,062
2,000	Ulta Salon Cosmetics & Fragrance Inc.†	475,960
36,600	WPP plc	860,301

		19,297,132

	CONSUMER STAPLES — 14.1%
12,000	Blue Buffalo Pet Products Inc.†	285,120
2,400	Costco Wholesale Corp.	366,024
10,900	CVS Health Corp.	969,991

Shares		Market Value

40,000	Davide Campari-Milano SpA	$450,780
27,500	Diageo plc	787,694
9,600	Henkel AG & Co. KGaA	1,119,692
7,400	L’Oreal SA	1,398,678
20,600	Nestlé SA	1,626,660
5,156	Pernod Ricard SA	610,650
13,100	Reckitt Benckiser Group plc	1,233,292
13,300	Seven & i Holdings Co. Ltd.	628,761
5,000	Sprouts Farmers Market Inc.†	103,250
3,200	The Estee Lauder Companies Inc., Cl. A	283,392
9,900	Unicharm Corp.	256,881
15,000	Walgreens Boots Alliance Inc.	1,209,300

		11,330,165

	HEALTH CARE — 11.2%
1,600	Amgen Inc.	266,896
4,400	Becton, Dickinson and Co.	790,812
800	Biogen Inc.†	250,424
15,400	Bristol-Myers Squibb Co.	830,368
4,600	Celgene Corp.†	480,838
5,900	Danaher Corp.	462,501
6,800	Essilor International SA	877,174
7,500	Johnson & Johnson	885,975
10,000	Roche Holding AG, ADR	309,700
2,600	Roche Holding AG, Genusschein	646,096
60,400	Smith & Nephew plc	974,149
3,200	Thermo Fisher Scientific Inc.	508,992
6,200	UnitedHealth Group Inc.	868,000
15,400	Zoetis Inc.	800,954

		8,952,879

	INDUSTRIALS — 9.8%
3,000	3M Co.	528,690
35,000	CK Hutchison Holdings Ltd.	447,379
3,700	FANUC Corp.	624,987
2,100	FedEx Corp.	366,828
7,600	Fortune Brands Home & Security Inc.	441,560
24,300	General Electric Co.	719,766
6,800	Honeywell International Inc.	792,812
19,500	Jardine Matheson Holdings Ltd.	1,183,586
8,500	Nielsen Holdings plc	455,345
7,700	Secom Co. Ltd.	574,992
6,900	Siemens AG	809,100
3,700	Snap-on Inc.	562,252
2,500	The Boeing Co.	329,350

		7,836,647

	ENERGY — 5.2%
22,500	BP plc, ADR	791,100
17,800	EOG Resources Inc.	1,721,438
21,500	Schlumberger Ltd.	1,690,760

		4,203,298

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.3%
10,900	Air Liquide SA	$1,168,884
3,300	Ecolab Inc.	401,676
7,400	PPG Industries Inc.	764,864
3,900	The Sherwin-Williams Co.	1,078,974

		3,414,398

	FINANCIALS — 4.2%
7,000	First Republic Bank/CA	539,770
12,900	HDFC Bank Ltd., ADR	927,381
13,300	JPMorgan Chase & Co.	885,647
19,300	Schroders plc	673,978
10,100	The Charles Schwab Corp.	318,857

		3,345,633

	TOTAL COMMON STOCKS	78,137,743

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$ 2,105,000	U.S. Treasury Bills, 0.120% to 0.451%††, 12/08/16 to 03/16/17	2,102,325

	TOTAL INVESTMENTS — 100.0% (Cost $63,026,450)	$80,240,068

Market Value

Aggregate tax cost	$63,203,929

Gross unrealized appreciation	$18,441,452
Gross unrealized depreciation	(1,405,313)

Net unrealized appreciation/depreciation	$17,036,139

†         Non-income producing security.

††       Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

United States	60.3%	$48,362,299

Europe	26.3	21,076,713

Latin America	6.2	4,995,407

Japan	6.1	4,878,268

Asia/Pacific	1.1	927,381

	100.0%	$80,240,068

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology	$15,959,108	$ 3,798,483	$19,757,591
Consumer Discretionary	13,187,710	6,109,422	19,297,132
Consumer Staples	3,217,077	8,113,088	11,330,165
Health Care	6,455,460	2,497,419	8,952,879
Industrials	4,196,603	3,640,044	7,836,647
Energy	4,203,298	—	4,203,298
Materials	2,245,514	1,168,884	3,414,398
Financials	2,671,655	673,978	3,345,633

Total Common Stocks	52,136,425	26,001,318	78,137,743

U.S. Government Obligations	—	2,102,325	2,102,325

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$52,136,425	$28,103,643	$80,240,068

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Chairman and
Chief Executive Officer,
Associated Capital Group, Inc.
E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer,
Guardian Life Insurance
Company of America
John D. Gabelli
Senior Vice President,
G.research, LLC
Werner J. Roeder, MD
Former Medical Director,
Lawrence Hospital
Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q316QR

The GAMCO Global Opportunity Fund Third Quarter Report — September 30, 2016
Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

  For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 2.2% compared with an increase of 5.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

  Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)							Since
	Quarter	1 Year	5 Year	10 Year	15 Year		Inception (5/11/98)
Class AAA (GABOX)	2.20%	11.61%	9.35%	4.37%	6.97%		6.39%
MSCI AC World Index	5.30	11.96	10.63	4.34	6.47(d	)	4.48(d)
Lipper Global Large-Cap Growth Fund Classification	5.36	10.41	11.32	5.21	6.49		5.30
Lipper Global Multi-Cap Growth Fund Classification	5.98	10.64	11.26	4.61	6.31		5.37
Class A (GOCAX)	2.25	11.66	9.36	4.37	6.98		6.39
With sales charge (b)	(3.63)	5.24	8.07	3.75	6.56		6.05
Class C (GGLCX)	2.25	11.09	8.59	3.59	6.43		5.95
With contingent deferred sales charge (c)	1.25	10.09	8.59	3.59	6.43		5.95
Class I (GLOIX)	2.25	12.32	9.89	4.73	7.22		6.59

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 2.67%, 2.67%, 3.42%, and 2.42%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.02%, 2.02%, 2.77%, and 1.02%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 24.2%
1,500	Associated British Foods plc	$50,542
3,250	British American Tobacco plc	207,271
1,300	Danone SA	96,529
7,000	Diageo plc	200,504
2,280	Dr Pepper Snapple Group Inc.	208,187
3,000	General Mills Inc.	191,640
3,000	Heineken Holding NV	240,348
2,000	Japan Tobacco Inc.	81,870
1,500	Kameda Seika Co. Ltd.	83,756
3,000	Mead Johnson Nutrition Co.	237,030
1,910	Pernod Ricard SA	226,211
2,150	Philip Morris International Inc.	209,023
3,300	Shiseido Co. Ltd.	87,403
2,000	The Procter & Gamble Co.	179,500
3,000	Unicharm Corp.	77,843

		2,377,657

	INDUSTRIALS — 18.0%
1,100	FANUC Corp.	185,807
4,300	Jardine Matheson Holdings Ltd.	260,996
3,600	Komatsu Ltd.	82,581
1,900	L-3 Communications Holdings Inc.	286,387
2,500	Lockheed Martin Corp.	599,300
600	Nidec Corp.	55,460
900	SMC Corp.	259,859
1,750	Travis Perkins plc	34,905

		1,765,295

	INFORMATION TECHNOLOGY — 15.6%
500	Alphabet Inc., Cl. A†	402,030
501	Alphabet Inc., Cl. C†	389,422
166	CommerceHub Inc., Cl. A†	2,623
332	CommerceHub Inc., Cl. C†	5,282
400	Keyence Corp.	293,076
7,000	Microsoft Corp.	403,200
10,000	Yahoo! Japan Corp.	39,888

		1,535,521

	CONSUMER DISCRETIONARY — 12.8%
1,500	AMC Networks Inc., Cl. A†	77,790
3,000	Atresmedia Corp. de Medios de Comunicacion SA	32,903
1,750	Christian Dior SE	313,859
5,000	Compagnie Financiere Richemont SA	304,938
250	Hermes International	101,778
9,000	ITV plc	21,831
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	120,060
808	Liberty TripAdvisor Holdings Inc., Cl. A†	17,655
1,661	Liberty Ventures, Cl. A†	66,224
1,500	ProSiebenSat.1 Media SE	64,313
4,000	Rakuten Inc.	52,213

Shares		Market Value
2,500	Sony Corp.	$82,826

		1,256,390

	HEALTH CARE — 11.2%
350	Allergan plc†	80,609
2,000	AstraZeneca plc, ADR	65,720
3,000	GlaxoSmithKline plc	63,895
4,400	Novartis AG	347,249
2,000	Novo Nordisk A/S, Cl. B	83,357
1,700	Roche Holding AG, Genusschein	422,448
2,000	Smith & Nephew plc	32,257

		1,095,535

	MATERIALS — 7.9%
3,200	Agnico Eagle Mines Ltd.	173,376
2,500	Monsanto Co.	255,500
1,500	Randgold Resources Ltd., ADR	150,105
1,830	Rio Tinto plc	60,822
200	Syngenta AG	87,590
5,000	Toray Industries Inc.	48,697

		776,090

	FINANCIALS — 4.2%
2,000	Investor AB, Cl. B	73,129
7,000	Kinnevik AB, Cl. B	178,526
4,600	Schroders plc	160,637

		412,292

	TELECOMMUNICATION SERVICES — 3.2%
5,676	AT&T Inc.	230,502
1,300	SoftBank Corp.	84,251

		314,753

	ENERGY — 2.9%
6	California Resources Corp.	75
700	Occidental Petroleum Corp.	51,044
3,000	Schlumberger Ltd.	235,920

		287,039

	TOTAL COMMON STOCKS	9,820,572

	TOTAL INVESTMENTS — 100.0% (Cost $5,162,208)	$9,820,572

	Aggregate tax cost	$5,162,208

	Gross unrealized appreciation	$4,837,693
	Gross unrealized depreciation	(179,329)

	Net unrealized appreciation/depreciation	$4,658,364

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	40.0%	$3,932,474
Europe	37.7	3,702,274
Japan	15.4	1,515,532
Latin America	5.1	496,916
Canada	1.8	173,376

	100.0%	$9,820,572

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,025,380	$1,352,277	$2,377,657
Industrials	885,687	879,608	1,765,295
Information Technology	1,202,557	332,964	1,535,521
Consumer Discretionary	281,729	974,661	1,256,390
Health Care	146,329	949,206	1,095,535
Materials	578,981	197,109	776,090
Financials	—	412,292	412,292
Telecommunication Services	230,502	84,251	314,753
Energy	287,039	—	287,039

Total Common Stocks	4,638,204	5,182,368	9,820,572

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,638,204	$5,182,368	$9,820,572

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI    (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q316QR

The GAMCO Global Telecommunications Fund

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund decreased 1.5% compared with a decrease of 1.4% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (11/1/93)
Class AAA (GABTX)	(1.52)%	6.88%	7.57%	3.44%	5.40%	7.25%
MSCI AC World Telecommunication Services Index	(1.40)	12.82	8.10	5.91	5.44	N/A
MSCI AC World Index	5.30	11.96	10.63	4.34	6.47(d)	6.46(d)
Class A (GTCAX)	(1.65)	6.77	7.54	3.44	5.40	7.25
With sales charge (b)	(7.31)	0.63	6.27	2.83	4.98	6.97
Class C (GTCCX)	(1.71)	6.13	6.77	2.67	4.61	6.68
With contingent deferred sales charge (c)	(2.69)	5.13	6.77	2.67	4.61	6.68
Class I (GTTIX)	(1.47)	7.18	7.84	3.68	5.56	7.35

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.63%, 1.63%, 2.38%, and 1.38%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.9%
	Africa/Middle East — 0.5%
34,000	Maroc Telecom	$448,017
230,000	Pakistan Telecommunication Co. Ltd.	40,251

		488,268

	Asia/Pacific — 4.7%
230,000	Asia Satellite Telecommunications Holdings Ltd.†	317,286
9,600	DiGi.Com Berhad	11,560
127,500	First Pacific Co. Ltd.	90,738
4,100	First Pacific Co. Ltd., ADR	14,637
90,000	PCCW Ltd.	55,232
25,000	PLDT Inc., ADR	891,750
12,500	PT Telekomunikasi Indonesia, ADR	826,000
545,000	Singapore Telecommunications Ltd.	1,586,603
280,000	Telekom Malaysia Berhad	459,050
1,958,977	True Corp. Public Co. Ltd.	392,926
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	242

		4,646,024

	Europe — 14.1%
180,000	Deutsche Telekom AG, ADR	3,022,200
4,507	Hellenic Telecommunications Organization SA	39,491
2,000	Hellenic Telecommunications Organization SA, ADR	8,700
2,500	Iliad SA	524,607
20,000	Koninklijke KPN NV	66,390
7,000	Orange Belgium SA†	171,188
20,000	Orange SA, ADR	311,600
50,000	Pharol SGPS SA	13,480
65,000	Pharol SGPS SA, ADR	16,900
14,000	Proximus SA	418,102
5,000	Rostelecom PJSC, ADR	37,500
151,000	Sistema JSFC, GDR	1,120,420
24,000	Swisscom AG, ADR	1,145,760
600,000	Telecom Italia SpA†	498,096
28,000	Telecom Italia SpA, ADR†	232,120
235,000	Telefonica SA, ADR	2,368,800
115,000	Telekom Austria AG	649,159
55,000	Telenor ASA	943,199
399,000	Telia Co. AB	1,786,914
210,000	VimpelCom Ltd., ADR	730,800

		14,105,426

	Japan — 1.5%
23,000	Nippon Telegraph & Telephone Corp.	1,046,516
9,000	Nippon Telegraph & Telephone Corp., ADR	412,290

		1,458,806

	Latin America — 1.8%
37,415,054	LIME†	255,153
1,700	Oi SA, ADR†	1,535

Shares		Market Value

71,000	Telecom Argentina SA, ADR	$1,299,300
6,705	Telefonica Brasil SA	79,582
6,221	Telefonica Brasil SA, ADR	90,018
3,066	Telefonica Brasil SA, Preference	44,640
7,342	Telefonica SA	74,353

		1,844,581

	North America — 23.3%
53,500	AT&T Inc.	2,172,635
25,000	CenturyLink Inc.	685,750
705,000	Cincinnati Bell Inc.†	2,876,400
280,000	EarthLink Holdings Corp.	1,736,000
75,000	Frontier Communications Corp.	312,000
45,000	General Communication Inc., Cl. A†	618,750
102,000	Internap Corp.†	168,300
74,000	Level 3 Communications Inc.†	3,432,120
12,000	Lumos Networks Corp.†	168,000
29,448	New ULM Telecom Inc.	219,388
52,000	Shenandoah Telecommunications Co.	1,414,920
105,500	Telephone & Data Systems Inc.	2,867,490
128,000	Telesites SAB de CV†	72,286
52,500	TELUS Corp., Toronto	1,732,326
92,000	Verizon Communications Inc.	4,782,160

		23,258,525

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	45,801,630

	WIRELESS TELECOMMUNICATIONS SERVICES — 30.0%
	Africa/Middle East — 0.8%
40,000	Econet Wireless Zimbabwe Ltd.	7,840
283,000	Global Telecom Holding SAE, GDR†	549,020
24,000	MTN Group Ltd.	205,432
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	69,737

		832,029

	Asia/Pacific — 3.4%
115,000	Axiata Group Berhad.	145,158
34,000	China Mobile Ltd., ADR	2,091,680
36,000	China Unicom Hong Kong Ltd., ADR	438,480
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	226
240,000	PT Indosat Tbk†	110,796
22,000	SK Telecom Co. Ltd., ADR	497,200
40,000	TIME dotCom Berhad	78,056

		3,361,596

	Europe — 5.5%
8,000	Altice NV, Cl. A†	143,520
15,000	Bouygues SA	497,001
10,000	MegaFon PJSC, GDR	95,500
34,000	Millicom International Cellular SA, SDR	1,763,650
101,000	Turkcell Iletisim Hizmetleri A/S, ADR†	814,060

See accompanying notes to schedule of investments.

2

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
10,000	Videocon d2h Ltd., ADR†	$97,800
71,000	Vodafone Group plc, ADR	2,069,650

		5,481,181

	Japan — 6.9%
174,000	KDDI Corp.	5,345,003
50,000	NTT DoCoMo Inc.	1,263,251
4,000	SoftBank Group Corp.	257,265

		6,865,519

	Latin America — 2.4%
151,000	America Movil SAB de CV, Cl. L, ADR	1,727,440
200,000	Tim Participacoes SA	488,907
18,156	Tim Participacoes SA, ADR	222,229

		2,438,576

	North America — 11.0%
12,200	ATN International Inc.	793,488
733	Charter Communications Inc., Cl. A†	197,888
2,750	Liberty Media Group, Cl. A†	78,787
3,500	Liberty Media Group, Cl. C†	98,490
3,000	Liberty SiriusXM Group, Cl. A†	101,940
5,000	Liberty SiriusXM Group, Cl. C†	167,050
64,000	Rogers Communications Inc., Cl. B	2,714,880
88,000	Sprint Corp.†.	583,440
48,000	T-Mobile US Inc.†	2,242,560
109,000	United States Cellular Corp.†	3,961,060

		10,939,583

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	29,918,484

	OTHER — 23.0%
	Africa/Middle East — 0.0%
504	Meikles Ltd.†	37

	Asia/Pacific — 0.9%
68,000	C.P. Pokphand Co. Ltd., ADR	217,600
27,360	Cheung Kong Property Holdings Ltd.	199,651
16,500	CJ Hellovision Co. Ltd.	134,835
27,360	CK Hutchison Holdings Ltd.	347,803
250,000	Dagang NeXchange Berhad	18,136

		918,025

	Europe — 7.7%
45,000	G4S plc	132,868
50,000	GN Store Nord A/S	1,075,756
1,224	Gusbourne plc†	730
19,000	InterXion Holding NV†	688,180
4,400	Kinnevik AB, Cl. A	122,376
79,000	Kinnevik AB, Cl. B	2,014,874
20,641	Liberty Global plc, Cl. A†	705,496

Shares		Market Value

70,757	Liberty Global plc, Cl. C†	$2,337,825
3,275	Liberty Global plc LiLAC, Cl. A†	90,357
8,944	Liberty Global plc LiLAC, Cl. C†	250,879
900	Marlowe plc†.	3,645
200	National Grid plc, ADR	14,222
2,000	NOS SGPS SA	13,608
18,035	PostNL NV, ADR†	81,699
6,500	Rocket Internet SE†	139,684
20,000	Telegraaf Media Groep NV	77,961
12,000	Waterloo Investment Holdings Ltd.†	480

		7,750,640

	Japan — 0.4%
5,600	Furukawa Electric Co. Ltd.	151,038
15,000	Tokyo Broadcasting System Holdings Inc.	232,385

		383,423

	Latin America — 0.4%
16,000	Grupo Televisa SAB, ADR	411,040

	North America — 13.6%
5,500	AMC Networks Inc., Cl. A†	285,230
7,400	Cogeco Inc.	290,032
12,000	Comcast Corp., Cl. A	796,080
170	CommerceHub Inc., Cl. A†	2,686
341	CommerceHub Inc., Cl. C†	5,425
13,500	Communications Sales & Leasing Inc.†	424,035
13,000	CyrusOne Inc.	618,410
7,500	Discovery Communications Inc., Cl. C†	197,325
65,000	DISH Network Corp., Cl. A†	3,560,700
11,000	EchoStar Corp., Cl. A†	482,130
3,100	Equinix Inc.	1,116,775
54,000	Gogo Inc.†	596,160
1,100	Liberty Braves Group, Cl. A†	19,195
2,655	Liberty Braves Group, Cl. C†	46,144
3,125	Liberty Broadband Corp., Cl. A†	219,250
5,167	Liberty Broadband Corp., Cl. C†	369,337
21,500	Liberty Interactive Corp. QVC Group, Cl. A†	430,215
15,206	Liberty Ventures, Cl. A†	606,263
16,500	MSG Networks Inc., Cl. A†	307,065
2,000	Rackspace Hosting Inc.†	63,380
5,200	The Madison Square Garden Co, Cl. A†	880,932
8,000	Time Warner Inc.	636,880
2,000	Twenty-First Century Fox Inc., Cl. B	49,480
36,000	Yahoo! Inc.†	1,551,600

		13,554,729

	TOTAL OTHER	23,017,894

	TOTAL COMMON STOCKS	98,738,008

See accompanying notes to schedule of investments.

3

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
151,500	Bharti Airtel Ltd., expire 11/30/20†(a)	$714,158

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$ 345,000	U.S. Treasury Bills, 0.095% to 0.129%††, 10/27/2016	344,976

	TOTAL INVESTMENTS — 100.0% (Cost $74,196,066)	$99,797,142

	Aggregate tax cost	$75,039,733

	Gross unrealized appreciation	$37,058,385
	Gross unrealized depreciation	(12,300,976)

	Net unrealized appreciation/depreciation	$24,757,409

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of Rule 144A securities amounted to $714,400 or 0.72% of total investments.

(b)

At September 30, 2016, the Fund held an investment in a restricted and illiquid security amounting to $242 or 0.00% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/16 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	43.4%	$43,288,289
Europe	27.8	27,744,694
Japan	8.7	8,707,749
Asia/Pacific	7.9	7,875,754
Latin America	6.6	6,611,351
Canada	4.8	4,737,238
Africa/Middle East	0.8	832,067

	100.0%	$99,797,142

See accompanying notes to schedule of investments.

4

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$4,252,856	$392,926	$242	$4,646,024
Other Regions (a)	41,155,606	—	—	41,155,606
WIRELESS TELECOMMUNICATIONS SERVICES(a)	29,918,484	—	—	29,918,484
OTHER
Africa/Middle East	—	—	37	37
Europe	7,749,430	730	480	7,750,640
Other Regions (a)	15,267,217	—	—	15,267,217
Total Common Stocks	98,343,593	393,656	759	98,738,008
Warrants (a)	—	714,158	—	714,158
U.S. Government Obligations	—	344,976	—	344,976
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$98,343,593	$1,452,790	$759	$99,797,142

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q316QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.